Goodwill and Intangible Assets, Net - Schedule of Intangible Assets (Detail)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Copyrights [Member] CNY	Dec. 31, 2013 Copyrights [Member] CNY	Dec. 31, 2014 Intellectual properties [Member] CNY	Dec. 31, 2014 License [Member] CNY	Dec. 31, 2014 Trademark [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		38,282,957	5,492,194	14,865,606	5,174,694	14,984,612	4,412,458	3,493,380	526,901	317,500
Accumulated amortization		(11,572,233)	(3,421,416)	(3,286,108)	(3,276,499)	(4,578,645)	(321,270)	(3,202,265)	(183,945)	(144,917)
Net carrying amount	$ 4,304,987	26,710,724	2,070,778	11,579,498	1,898,195	10,405,967	4,091,188	291,115	342,956	172,583
Weighted Average Amortization Period				3 years	3 years	3 years	10 years	1 year	5 years	5 years